Shareholder Report, Holdings (Details) - C000032307	Jun. 30, 2024
State Street Global All Cap Equity ex-U.S. Index PortfolioFR_85749T764
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.30%
U.S. Treasury NotesFR_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	43.30%
AssetBonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	28.20%
AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	24.70%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%